Mobile Financial Services activities - Fair value of financial assets (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			€ 553
Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			553
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 580	€ 501
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	580	501
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	2,070
Financial assets at amortised cost, category [member] | Loans and receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	2,070
Financial assets at amortised cost, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		3,010
Financial assets at amortised cost, category [member] | Loans and advances [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		3,010
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	254	369
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	254	369
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	94	179	925
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	94	179	862
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			63
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	540	656
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	540	628
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		28
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member]
Disclosure of financial assets [line items]
Financial assets, at fair value	2	2
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 2	€ 2
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			3,000
Loans and receivables, category [member] | Loans and advances [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			3,000
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			1
Loans and receivables, category [member] | Other financial assets excluding derivatives [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			1
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			641
Held-to-maturity investments, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			605
Held-to-maturity investments, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			36
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			152
Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, at fair value			€ 152